Condensed Consolidated Balance Sheets - DIAMIR BIOSCIENCES CORP - USD ($)	Feb. 28, 2026	May 31, 2025	May 31, 2024
Current assets
Cash and cash equivalents	$ 235,736	$ 56,836	$ 70,276
Accounts receivable	107,400		89,281
Prepaid expenses and other current assets	10,513	46,649	120,139
Total current assets	353,649	103,485	279,696
Property and equipment, net	12,343	20,029	40,857
Right of use asset, net	78,609	63,349	61,519
Intangible assets	197,761	197,761	197,761
Total assets	642,362	384,624	579,833
Current liabilities
Convertible notes payable, current	1,282,717
Accounts payable and accrued expenses	699,842	231,858	148,648
Lease liability, current	45,969	41,383	40,178
Deferred revenue	10,000	43,982
Total current liabilities	2,038,528	317,223	188,826
Convertible notes payable to founder		957,662	614,182
Convertible notes payable, noncurrent		957,662
Lease liability, noncurrent	29,943	22,698	22,036
Income taxes payable		176,002	159,519
Total liabilities	2,068,471	1,473,585	984,563
Commitments and contingencies (Note 10)
Stockholders’ deficit
Preferred stock
Common stock	4,441	4,441	4,441
Additional paid in capital	4,741,863	4,729,169	4,670,165
Accumulated deficit	(6,172,413)	(5,822,571)	(5,079,336)
Total stockholders’ deficit	(1,426,109)	(1,088,961)	(404,730)
Total liabilities and stockholders’ deficit	$ 642,362	$ 384,624	$ 579,833